INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets with determined useful life
Balance at the beginning of the year	R$ 180,311	R$ 141,785
Additions	17,715	7,983
Amortization	(74,332)	(44,340)
Exchange rate variation	2,930	12,461
Transfers and others	26,263	8,945
Balance at the end of the year	9,649,789	180,311
Trademarks and patents
Intangible assets with determined useful life
Balance at the beginning of the year	19,477
Balance at the end of the year	R$ 20,649	19,477
Trademarks and patents | Minimum
Intangible assets with determined useful life
Average Annual Amortization Rate	5.00%
Trademarks and patents | Maximum
Intangible assets with determined useful life
Average Annual Amortization Rate	10.00%
Software
Intangible assets with determined useful life
Average Annual Amortization Rate	20.00%
Balance at the beginning of the year	R$ 59,112
Balance at the end of the year	119,265	59,112
Customer portfolio
Intangible assets with determined useful life
Balance at the beginning of the year	19,004
Balance at the end of the year	R$ 7,393	19,004
Customer portfolio | Minimum
Intangible assets with determined useful life
Average Annual Amortization Rate	2.50%
Customer portfolio | Maximum
Intangible assets with determined useful life
Average Annual Amortization Rate	5.00%
Non-compete agreement
Intangible assets with determined useful life
Average Annual Amortization Rate	5.00%
Balance at the beginning of the year	R$ 2,812
Balance at the end of the year	R$ 2,150	2,812
Research and development agreement
Intangible assets with determined useful life
Average Annual Amortization Rate	19.00%
Balance at the beginning of the year	R$ 79,906
Balance at the end of the year	R$ 74,643	79,906
Development and implementation of systems
Intangible assets with determined useful life
Average Annual Amortization Rate	20.00%
Balance at the end of the year	R$ 1,687
Right of exploitation - Terminal concession
Intangible assets with determined useful life
Average Annual Amortization Rate	4.00%
Balance at the end of the year	R$ 166,932
Supplier Relationship - Chemicals
Intangible assets with determined useful life
Average Annual Amortization Rate	5.00%
Balance at the end of the year	R$ 51,562
Other
Intangible assets with determined useful life
Balance at the end of the year	1,857
Fibria
Intangible assets with determined useful life
Business combination	308,681
Balance at the end of the year	R$ 9,202,973
Fibria | Software
Intangible assets with determined useful life
Average Annual Amortization Rate	20.00%
Balance at the end of the year	R$ 16,402
Fibria | Customer portfolio
Intangible assets with determined useful life
Average Annual Amortization Rate	9.00%
Balance at the end of the year	R$ 8,209,799
Fibria | Customer portfolio | Minimum
Intangible assets with determined useful life
Average Annual Amortization Rate	13.00%
Fibria | Customer portfolio | Maximum
Intangible assets with determined useful life
Average Annual Amortization Rate	100.00%
Fibria | Supplier agreements
Intangible assets with determined useful life
Balance at the end of the year	R$ 99,997
Fibria | Port services agreements
Intangible assets with determined useful life
Average Annual Amortization Rate	4.00%
Balance at the end of the year	R$ 665,228
Fibria | Port concession
Intangible assets with determined useful life
Average Annual Amortization Rate	4.00%
Balance at the end of the year	R$ 52,324
Fibria | Lease agreements
Intangible assets with determined useful life
Average Annual Amortization Rate	17.00%
Balance at the end of the year	R$ 36,871
Fibria | Cultivars
Intangible assets with determined useful life
Average Annual Amortization Rate	14.00%
Balance at the end of the year	R$ 122,352
Facepa
Intangible assets with determined useful life
Fair value adjustment on business combination		R$ 53,477
Ibema
Intangible assets with determined useful life
Fair value adjustment on business combination	702
Balance at the end of the year	678
Gross | Fibria
Intangible assets with determined useful life
Fair value adjustment on business combination	10,159,550
Gross | Fibria | Software
Intangible assets with determined useful life
Fair value adjustment on business combination	20,502
Gross | Fibria | Customer portfolio
Intangible assets with determined useful life
Fair value adjustment on business combination	9,030,779
Gross | Fibria | Supplier agreements
Intangible assets with determined useful life
Fair value adjustment on business combination	172,094
Gross | Fibria | Port services agreements
Intangible assets with determined useful life
Fair value adjustment on business combination	694,590
Gross | Fibria | Port concession
Intangible assets with determined useful life
Fair value adjustment on business combination	54,470
Gross | Fibria | Lease agreements
Intangible assets with determined useful life
Fair value adjustment on business combination	44,371
Gross | Fibria | Cultivars
Intangible assets with determined useful life
Fair value adjustment on business combination	142,744
Accumulated Depreciation and Amortization | Fibria
Intangible assets with determined useful life
Fair value adjustment on business combination	(956,577)
Accumulated Depreciation and Amortization | Fibria | Software
Intangible assets with determined useful life
Business combination	(4,100)
Accumulated Depreciation and Amortization | Fibria | Customer portfolio
Intangible assets with determined useful life
Business combination	(820,980)
Accumulated Depreciation and Amortization | Fibria | Supplier agreements
Intangible assets with determined useful life
Business combination	(72,097)
Accumulated Depreciation and Amortization | Fibria | Port services agreements
Intangible assets with determined useful life
Business combination	(29,362)
Accumulated Depreciation and Amortization | Fibria | Port concession
Intangible assets with determined useful life
Business combination	(2,147)
Accumulated Depreciation and Amortization | Fibria | Lease agreements
Intangible assets with determined useful life
Business combination	(7,499)
Accumulated Depreciation and Amortization | Fibria | Cultivars
Intangible assets with determined useful life
Business combination	(20,392)
Accumulated Depreciation and Amortization | Facepa
Intangible assets with determined useful life
Fair value adjustment on business combination	(15,430)
Accumulated Depreciation and Amortization | Ibema
Intangible assets with determined useful life
Fair value adjustment on business combination	R$ (24)